SUMMARY OF FAIR VALUE AT GRANT DATE (Details)	Dec. 31, 2022 $ / shares	Dec. 29, 2022 $ / shares	Nov. 07, 2022 $ / shares	Oct. 28, 2022 $ / shares	Oct. 27, 2022 $ / shares	Feb. 09, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 29, 2021	Dec. 17, 2021 $ / shares	Sep. 16, 2021 $ / shares	Aug. 26, 2020 $ / shares
Exercise price of the warrants		$ 0.01			$ 0.01					$ 0.01
Current value of the underlying share			$ 0.01	$ 0.01	$ 0.01				$ 0.43
Risk- free interest rates								0.75
Measurement Input, Exercise Price [Member]
Exercise price of the warrants											$ 0.43
Measurement Input, Expected Term [Member]
Expected life of the warrants						7 years					7 years
Measurement Input, Share Price [Member]
Current value of the underlying share						$ 26.30					$ 25.10
Measurement Input, Price Volatility [Member]
Risk- free interest rates						88.05					101.70
Measurement Input, Expected Dividend Rate [Member]
Risk- free interest rates						0.00					0.00
Measurement Input, Risk Free Interest Rate [Member]
Risk- free interest rates						1.98					0.22
September Promissory Note [Member] | Measurement Input, Share Price [Member]
Current value of the underlying share	$ 0.77
September Promissory Note [Member] | Measurement Input, Expected Dividend Rate [Member]
Risk- free interest rates	0.00						0.00
December Promissory Note [Member] | Measurement Input, Share Price [Member]
Current value of the underlying share	$ 0.77						$ 0.80
December Promissory Note [Member] | Measurement Input, Expected Dividend Rate [Member]
Risk- free interest rates	0.00						0.00
Minimum [Member] | Measurement Input, Exercise Price [Member]
Exercise price of the warrants						$ 16.50
Minimum [Member] | September Promissory Note [Member] | Measurement Input, Exercise Price [Member]
Exercise price of the warrants	$ 0.01						$ 0.01
Minimum [Member] | September Promissory Note [Member] | Measurement Input, Expected Term [Member]
Expected life of the warrants	3 days						3 months 18 days
Minimum [Member] | September Promissory Note [Member] | Measurement Input, Share Price [Member]
Current value of the underlying share							$ 0.75
Minimum [Member] | September Promissory Note [Member] | Measurement Input, Price Volatility [Member]
Risk- free interest rates	28.3						58.5
Minimum [Member] | September Promissory Note [Member] | Measurement Input, Risk Free Interest Rate [Member]
Risk- free interest rates	0.05						0.02
Minimum [Member] | December Promissory Note [Member] | Measurement Input, Exercise Price [Member]
Exercise price of the warrants	$ 0.01						$ 0.01
Minimum [Member] | December Promissory Note [Member] | Measurement Input, Expected Term [Member]
Expected life of the warrants	3 days						3 months 18 days
Minimum [Member] | December Promissory Note [Member] | Measurement Input, Price Volatility [Member]
Risk- free interest rates	28.3						66.6
Minimum [Member] | December Promissory Note [Member] | Measurement Input, Risk Free Interest Rate [Member]
Risk- free interest rates	0.05							0.02
Maximum [Member] | Measurement Input, Exercise Price [Member]
Exercise price of the warrants						$ 33.00
Maximum [Member] | September Promissory Note [Member] | Measurement Input, Exercise Price [Member]
Exercise price of the warrants	$ 1.125						$ 1.125
Maximum [Member] | September Promissory Note [Member] | Measurement Input, Expected Term [Member]
Expected life of the warrants	6 years 7 months 2 days						7 years
Maximum [Member] | September Promissory Note [Member] | Measurement Input, Share Price [Member]
Current value of the underlying share							$ 0.82
Maximum [Member] | September Promissory Note [Member] | Measurement Input, Price Volatility [Member]
Risk- free interest rates	66.2						71.3
Maximum [Member] | September Promissory Note [Member] | Measurement Input, Risk Free Interest Rate [Member]
Risk- free interest rates	2.02						1.44
Maximum [Member] | December Promissory Note [Member] | Measurement Input, Exercise Price [Member]
Exercise price of the warrants	$ 1.125						$ 1.125
Maximum [Member] | December Promissory Note [Member] | Measurement Input, Expected Term [Member]
Expected life of the warrants	6 years 10 months 17 days						7 years
Maximum [Member] | December Promissory Note [Member] | Measurement Input, Price Volatility [Member]
Risk- free interest rates	65.3						71.3
Maximum [Member] | December Promissory Note [Member] | Measurement Input, Risk Free Interest Rate [Member]
Risk- free interest rates	2.01						1.44